March 16, 2007

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Companion Life Separate Account B 1940 Act Registration Number: 811-08027 1933 Act Registration Numbers: 333-41172 CIK: 0001031507 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Companion Life Separate Account B, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger American Fund	0000832566	February 21, 2007
DWS Investments VIT Funds	0001006373	February 26, 2007
DWS Variable Series I Fund	0000764797	February 26, 2007
Federated Insurance Series	0000912577	March 1, 2007
MFS® Variable Insurance Trust	0000918571	February 28, 2007
Pioneer Variable Contracts Trust	0000930709	February 26, 2007
T. Rowe Price Equity Series, Inc.	0000918294	February 23, 2007 February 26, 2007
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 23, 2007
T. Rowe Price International Series, Inc.	0000918292	February 26, 2007
The Universal Institutional Funds, Inc.	0001011378	March 9, 2007
Variable Insurance Products Fund	0000356494	March 1, 2007
Variable Insurance Products Fund II	0000831016	February 26, 2007
Variable Insurance Products Fund III	0000927384	March 1, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ MICHAEL E. HUSS

Michael E. Huss
Associate General Counsel
    and Corporate Secretary
Companion Life Insurance Company